Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items in the Statements of Operations and Cash Flows [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.1957	7.0809	6.729
Items in the Statements of Operations and Cash Flows [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.803	7.8292	7.8306
Balance Sheet Items, Except for Equity Accounts [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.2993	7.0999	6.8972
Balance Sheet Items, Except for Equity Accounts [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.7677	7.8109	7.8015